Statement of Changes in Net Assets (Predecessor Basis)	2 Months Ended
Feb. 28, 2017 USD ($)
Operations
Net investment losses	$ (224,016)
Net realized losses	(15,327)
Net change in unrealized depreciation	(386,741)
Net decrease in net assets resulting from operations	(626,084)
Distributions to shareholders
Equalization payable	9,663
Return of capital	(9,663)
Total distributions
Total decrease in net assets	(626,084)
Net assets
Beginning of period	25,114,746
End of period	$ 24,488,662